Earnings per share	12 Months Ended
Sep. 30, 2019
Earnings per share
Earnings per share

Note 8. Earnings per share

Accounting policy

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Note 19 and Note 33 for further information on the potential dilutive instruments.

Consolidated	2019		2018		2017
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to shareholders	6,784	6,784	8,095	8,095	7,990	7,990
Adjustment for RSP dividends[1]	(6)	(6)	(5)	—	(6)	—
Adjustment for potential dilution:
Distributions to convertible loan capital holders[2]	—	290	—	283	—	253
Adjusted net profit attributable to shareholders	6,778	7,068	8,090	8,378	7,984	8,243
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,456	3,456	3,414	3,414	3,364	3,364
Treasury shares (including RSP share rights)[1]	(6)	(6)	(8)	(8)	(9)	(9)
Adjustment for potential dilution:
Share-based payments	—	1	—	3	—	4
Convertible loan capital[2]	—	278	—	232	—	236
Adjusted weighted average number of ordinary shares	3,450	3,729	3,406	3,641	3,355	3,595
Earnings per ordinary share (cents)	196.5	189.5	237.5	230.1	238.0	229.3

1.

RSP share rights are explained in Note 33. Some RSP share rights have not vested and are not ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders. In 2019, RSP share rights were antidilutive.

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 19 for further details). These convertible loan capital instruments are all dilutive, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year or , if later, the instruments’ issue date.